GENERAL	12 Months Ended
Dec. 31, 2024
GENERAL
GENERAL

1.    GENERAL

a.   Establishment and general information

Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk. (the “Company”) was originally part of “Post en Telegraafdienst”, which was established and operated commercially in 1884 under the framework of Decree No. 7 dated March 27, 1884 of the Governor General of the Dutch Indies which was published in State Gazette No. 52 dated April 3, 1884.

In 1991, based on Government Regulation No. 25 of 1991, the status of the Company was changed into a state-owned limited liability corporation (“Persero”). The ultimate parent of the Company is the Government of the Republic of Indonesia (the “Government”).

The Company was established based on Notarial Deed of Imas Fatimah, S.H., No. 128 dated September 24, 1991. The deed of establishment was approved by the Ministry of Justice of the Republic of Indonesia in its Decision Letter No. C2-6870.HT.01.01.Th.1991 dated November 19, 1991 and was published in State Gazette No. 5 dated January 17, 1992, Supplement No. 210. The Company's Articles of Association had been amended several times, with the latest amendments made is in relation with adjustments of the Company’s business activities in the Articles of Association with the Standard Classification of Indonesian Business Fields in 2020.

Amendments to the Company’s Articles of Association as stated in the Notary Deed of Ashoya Ratam, S.H., M.Kn., No. 37 dated June 22, 2022 has been received and approved by the Minister of Law and Human Rights of the Republic of Indonesia (“MoLHR”) based on letter No. AHU-0044650.AH.01.02. Year of 2022 dated June 29, 2022 concerning the Acceptance of Notification Approval of Amendment to the Articles of Association of Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk.

In accordance with Article 3 of the Company’s Articles of Association, the scope of the Company’s activities is to provide telecommunication network and telecommunication and information services, and to optimize the Company’s resources to provide high quality and competitive goods and/or services to gain/pursue profit in order to increase the value of the Company by applying the Limited Liability Company principle. To achieve these objectives, the Company is involved in the following activities:

i.   Main business:

(a)

Planning, building, providing, developing, operating, marketing or selling or leasing, and maintaining telecommunications and information networks in a broad sense in accordance with the prevailing laws and regulations.

(b)	Planning, developing, providing, marketing or selling, and improving telecommunications and information services in a broad sense in accordance with the prevailing laws and regulations.
(c)	Investing, including in the form of equity contribution in other companies, in line with and to achieve the purposes and objectives of the Company.

ii.   Supporting business:

(a)	Providing payment transactions and money transfer services through telecommunications and information networks.
(b)	Performing other activities and undertakings in connection with the optimization of the Company’s resources, which includes the utilization of the Company’s property and equipment and movable assets, information systems, education and training, and repair and maintenance facilities.
(c)	Collaborating with other parties in order to optimize the information and communication or technology resources owned by other service provider in information, communication and technology industry to achieve the purposes and objectives of the Company.

The Company is domiciled and headquartered in Bandung, West Java, located at Jalan Japati No.1, Bandung.

The Company was granted several networks and/or services provision licenses by the Government which are valid for an unlimited period of time, given that the Company complies with the prevailing laws and regulations and fulfills the obligation stated in those licenses. For every license issued by the Ministry of Communication and Information (“MoCI”), an evaluation is performed annually and an overall evaluation is performed every five years. The Company is obliged to submit reports of networks and/or services annually to the Indonesian Directorate General of Post and Informatics (“DGPI”), replacing the previously known as Indonesian Directorate General of Post and Telecommunications (“DGPT”).

The reports comprise of several information, such as network development progress, service quality standard achievement, number of customers, license payment, and universal service contribution. Meanwhile, for internet telephone services for public purpose, internet interconnection service, and internet access service, additional information is required, such as operational performance, customer segmentation, traffic, and gross revenue.

Details of these licenses are as follows:

License	License No.	Type of service	Grant date/latest renewal date
License to operate internet telephone services for public purpose	127/KEP/DJPPI/KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate internet service provider	2176/KEP/M.KOMINFO/12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/M.KOMINFO/16/2017	Content service provider	May 16, 2017
License for the implementation of internet interconnection services	1004/KEP/M.KOMINFO/2018	Internet interconnection services	December 26, 2018
License to operate data communication system services	046/KEP/M.KOMINFO/02/2020	Data communication system services	August 3, 2020
License of electronic money issuer and money transfer	Bank Indonesia License 23/587/DKSP/Srt/B	Electronic money and money transfer service	July 1, 2021
License to operate fixed network long distance direct line	073/KEP/M.KOMINFO/02/2021	Fixed network long distance direct line	August 23, 2021
License to operate fixed international network	082/KEP/M.KOMINFO/02/2021	Fixed international network	October 8, 2021
License to operate fixed closed network	094/KEP/M.KOMINFO/02/2021	Fixed closed network	December 9, 2021
License to operate circuit switched-based local fixed line network	095/KEP/M.KOMINFO/02/2021	Circuit switched-based and packet switched-based local fixed line network	December 9, 2021

b.   The Company’s Board of Commissioners, Board of Directors, Audit Committee, Corporate Secretary, and Internal Audit

i.     Boards of Commissioners and Directors

Based on the resolutions made at Annual General Meeting (“AGM”) of Stockholders of the Company as covered by Notarial Deed of Ashoya Ratam, S.H., M.Kn., No. 58 dated May 28, 2024, and No. 35 dated June 23, 2023, the composition of the Company’s Boards of Commissioners and Directors as of December 31, 2024 and 2023, respectively, were as follows:

	2023	2024
President Commissioner/ Independent Commissioner	Bambang Permadi Soemantri Brojonegoro	Bambang Permadi Soemantri Brojonegoro*
Independent Commissioner	Wawan Iriawan	Wawan Iriawan
Independent Commissioner	Bono Daru Adji	Bono Daru Adji
Independent Commissioner	Abdi Negara Nurdin	-
Commissioner	Arya Mahendra Sinulingga	Arya Mahendra Sinulingga
Commissioner	Marcelino Rumambo Pandin	Marcelino Rumambo Pandin
Commissioner	Ismail	Ismail
Commissioner	Rizal Mallarangeng	Rizal Mallarangeng
Commissioner	Isa Rachmatarwata	Isa Rachmatarwata
Commissioner	Silmy Karim	Silmy Karim
President Director	Ririek Adriansyah	Ririek Adriansyah
Director of Enterprise and Business Service	F.M. Venusiana R.	F.M. Venusiana R.
Director of Digital Business	Muhamad Fajrin Rasyid	Muhamad Fajrin Rasyid
Director of Human Capital Management	Afriwandi	Afriwandi
Director of Finance and Risk Management	Heri Supriadi	Heri Supriadi
Director of Network and IT Solution	Herlan Wijanarko	Herlan Wijanarko
Director of Strategic Portfolio	Budi Setyawan Wijiaya	Budi Setyawan Wijiaya
Director of Wholesale and International Services	Bogi Witjaksono	Bogi Witjaksono
Director of Group Business Development	Honesti Basyir	Honesti Basyir

*Based on the Notification Letter from the Vice President of Investor Relations No. Tel.28/UM000/COP-K0F00000/2025, dated April 11, 2025, regarding the resignation of the President Commissioner/Independent Commissioner of the Company, effective April 14, 2025, Mr. Bambang Permadi Soemantri Brodjonegoro will no longer serve as President Commissioner/Independent Commissioner of the Company.

ii.    Audit Committee, Corporate Secretary, and Internal Audit

The composition of the Company’s Audit Committee, Corporate Secretary, and Internal Audit as of December 31, 2023 and 2024, respectively, were as follows:

	2023	2024
Chairman	Bono Daru Adji	Bono Daru Adji
Member	Bambang Permadi Soemantri Brojonegoro	Bambang Permadi Soemantri Brojonegoro*
Member	Wawan Iriawan	Wawan Iriawan
Member	Abdi Negara Nurdin	-
Member	Emmanuel Bambang Suyitno	Emmanuel Bambang Suyitno
Member	Edy Sihotang	Edy Sihotang
Corporate Secretary	Anetta Hasan	Octavius Oky Prakarsa
Internal Audit	Daru Mulyawan	Mohamad Ramzy

*Based on the resignation letter of Mr. Bambang Permadi Brodjonegoro as President Commissioner/Independent Commissioner of the Company, effective April 14, 2025, Mr. Bambang Permadi Soemantri Brodjonegoro is no longer active or able to serve as a Member of the Company's Audit Committee.

c.    Public offering of securities of the Company

The Company's shares are listed and traded on the Indonesia Stock Exchange (“IDX”) and the New York Stock Exchange (“NYSE”) since November 14, 1995.

On June 16, 2015, the Company issued Continuous Bonds I Telkom Phase I 2015 with nominal of Rp2,200 billion for Series A with a seven-year period, Rp2,100 billion for Series B with a ten-year period, Rp1,200 billion for Series C with a fifteen-year period, and Rp1,500 billion for Series D with a thirty-year period, all of which are listed on the IDX (Note 20b).

d.   Subsidiaries

As of December 31, 2023 and 2024, the Company has consolidated the financial statements of all subsidiaries, both directly and indirectly owned, as follows (Notes 2b and 2d):

i.  Direct subsidiaries:

		Start year of			Total assets before
		operation	Percentage of ownership*		elimination
Subsidiary	Nature of business	commencement	2023	2024	2023	2024
PT Telekomunikasi Selular (“Telkomsel”)	Mobile telecommunication, fixed broadband, network service, and internet protocol television ("IPTV")	1995	70	70	112,326	116,965
PT Dayamitra Telekomunikasi Tbk. ("Mitratel")	Leasing of towers and digital support services for mobile infrastructure	1995	72	72	56,996	58,131
PT Multimedia Nusantara ("Metra")	Network telecommunication services and multimedia	1998	100	100	18,425	17,959
PT Telekomunikasi Indonesia International (“Telin”)	International telecommunication and information services	1995	100	100	15,175	17,173
PT Telkom Satelit Indonesia (“Telkomsat”)	Telecommunication - provides satellite communication system and its related services	1996	100	100	7,927	8,845
PT Telkom Data Ekosistem ("TDE")	Data center	1996	100	100	4,037	8,394
PT Sigma Cipta Caraka (“Sigma”)	Hardware and software computer consultation service	1988	100	100	7,603	6,185
PT Graha Sarana Duta ("GSD")	Developer, trade, service and transportation	1982	100	100	5,592	5,460
PT Telkom Akses ("Telkom Akses")	Construction, service and trade in the field of telecommunication	2013	100	100	4,777	4,480
PT Telkom Infrastruktur Indonesia ("TIF")	Network telecommunication and information services	2024	100	100	0	3,048
PT Metra-Net (“Metra-Net”)	Multimedia portal service	2009	100	100	1,654	2,096
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infra”)	Developer service and trading in the field of telecommunication	2014	100	100	1,261	1,359
PT PINS Indonesia (“PINS”)	Trade in telecommunication devices	1995	100	100	775	733
PT Napsindo Primatel Internasional (“Napsindo”)	Telecommunication - provides Network Access Point (“NAP”), Voice Over Data (“VOD”) and other related services	1999; ceased operations on January 13, 2006	60	60	5	5

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

All direct subsidiaries are domiciled in Indonesia.

ii.   Indirect subsidiaries:

		Start year of			Total assets before
		operation	Percentage of ownership*		elimination
Subsidiary	Nature of business	commencement	2023	2024	2023	2024
PT Metra Digital Investama Ventura (“MDI”)	Trading, information and multimedia technology, entertainment and investment services	2013	100	100	8,556	9,110
Telekomunikasi Indonesia International Pte. Ltd. ("Telin Singapore"), domiciled in Singapore	Telecommunication and related services	2008	100	100	3,499	6,090
Telekomunikasi Indonesia International Ltd. ("Telin Hong Kong"), domiciled in Hong Kong	Investment holding and telecommunication services	2010	100	100	3,842	3,624
NeutraDC Singapore Pte. Ltd. (“NeutraDC Singapore”) domiciled in Singapore	Data center	2024	100	100	0	3,478
PT Infomedia Nusantara (“Infomedia”)	Information provider services, contact center and content directory	1984	100	100	2,238	2,187
PT Telkom Landmark Tower (“TLT”)	Property development and management services	2012	55	55	1,986	2,120
PT Persada Sokka Tama ("PST")	Leasing of towers and other telecommunication services	2008	100	100	1,622	1,621
PT Teknologi Data Infrastruktur (“TDI”)	Telecommunication service and data center	2013	60	60	605	1,424
PT Nuon Digital Indonesia (“Nuon”)	Digital content exchange hub services	2010	100	100	1,194	1,393
PT Finnet Indonesia (“Finnet”)	Information technology services	2006	60	60	1,761	1,383
PT Telkomsel Mitra Inovasi ("TMI")	Business management consulting and investment services	2019	100	100	1,030	1,040
Telekomunikasi Indonesia International (TL) S.A. ("Telkomcel"), domiciled in Timor Leste	Telecommunication networks, mobile, internet, and data services	2012	100	100	1,082	1,035
PT Metra Digital Media (“MD Media”)	Telecommunication information and other information services	2013	100	100	993	876
PT Administrasi Medika (“Admedika”)	Health insurance administration services	2002	100	100	757	702
PT Telkomsel Ekosistem Digital (“TED”)	Business management consulting services and investment and/or investment in other companies	2021	100	100	777	451
PT Digital Aplikasi Solusi ("Digiserve")	Communication system services	2014	100	100	341	441
PT Swadharma Sarana Informatika (“SSI”)	Cash replenishment services and Automated Teller Machines ("ATM") maintenance	2001	51	51	391	380
PT Ultra Mandiri Telekomunikasi ("UMT")**	Telecommunication network infrastructure services	2019	—	100	—	366
TS Global Network Sdn. Bhd. ("TSGN"), domiciled in Malaysia	Satellite services	1996	70	70	420	357
PT Nusantara Sukses Investasi ("NSI")	Service and trading	2014	100	100	278	288
PT Graha Yasa Selaras (“GYS”)	Tourism and hospitality services	2012	51	51	290	277
Telekomunikasi Indonesia International (USA) Inc. (“Telin USA”), domiciled in USA	Telecommunication and information services	2014	100	100	212	267
PT Nutech Integrasi (“Nutech”)	System integrator service	2001	60	60	226	224
PT Collega Inti Pratama ("CIP")	Trading and services	2001	70	70	191	196
PT Graha Telkomsigma ("GTS")	Management and consultation services	1999	100	100	333	165
Telekomunikasi Indonesia International (Malaysia) Sdn. Bhd. ("Telin Malaysia"), domiciled in Malaysia	Telecommunication and information services	2013	70	70	125	144
PT Media Nusantara Data Global ("MNDG")	Consultation services of hardware, software, data center, and internet exchange	2012	55	55	136	127
PT Pojok Celebes Mandiri ("PCM")	Travel agent services	2008	100	100	44	69
PT Metra TV (“Metra TV”)	Subscription broadcasting services	2013	100	100	50	57
Telekomunikasi Indonesia International (Australia) Pty. Ltd. (“Telin Australia”), domiciled in Australia	Telecommunication and information services	2013	100	100	67	52
PT Metraplasa (“Metraplasa”)	Network and e-commerce services	2014; ceased operations on October, 2020	60	60	30	29
PT Bosnet Distribution Indonesia (“BDI”)***	Trade and consultation services	2012	60	—	40	—

*  Percentage of ownership amounting to 99.99% is presented into rounding of 100%.

**  UMT was acquired by Mitratel in December 2024 (Note 1e).

***  BDI was no longer a subsidiary of Metra as of February 29, 2024 (Note 1e).

Other than those specifically stated, indirect subsidiaries are domiciled in Indonesia.

e.   Other important information

i.    Telkomsel

On June 27, 2023, the Company signed the Spin-off Decree of IndiHome Business to Telkomsel based on Notarial Deed of Aulia Taufani, S.H., No. 140 that has been approved by AGM of Stockholders based on Notarial Deed of Ashoya Ratam, S.H., M.Kn., No. 35 dated June 23, 2023. The value of IndiHome business segment transferred is Rp58,250 billion. In parallel, Singapore Telecom Mobile Pte. Ltd. ("Singtel"), Telkomsel's minority shareholder, also decided to participate in the capital injection in the form of cash to Telkomsel of Rp2,713 billion. As the result of this, starting from July 1, 2023, the Company's effective ownership in Telkomsel increased from 65% to 69.9% and Singtel's ownership is diluted from 35% to 30.1%.

ii.    Mitratel

Share buyback

On March 6, 2023, Mitratel announced another share buyback owned by the public, with a maximum number of 7.88% of Mitratel’s issued and fully paid shares. The share buyback period is 18 (eighteen) months starting from April 14, 2023 to October 13, 2024. As of December 31, 2024, and 2023, Mitratel has conducted share buyback amounting to 1,095,945,900 shares and 47,700,000 shares or equivalent to Rp704 billion and Rp31 billion respectively.

Towers acquisition

(a)	On February 15, 2023, based on the Telecommunication Tower Conditional Sale and Purchase Agreement (“CSPA”) between Mitratel and PT Indosat Tbk. (“Indosat”), Mitratel agreed to acquire 997 telecommunication towers belonging to Indosat for Rp1,648 billion. Mitratel and Indosat also agreed to lease back 983 slots of Indosat’s telecommunications towers for 10 years lease period. In addition, Indosat have also agreed to deliver order for colocations for the next 3 years which will be compensated by Mitratel amounting to Rp473 billion as commitment.
(b)	On November 24, 2023, Mitratel acquired 803 telecommunication towers belonging to PT Gametraco Tunggal for Rp1,753 billion.

Acquisition of entity under common control

Based on Notarial Deed of Shinta Dewi, S.H., No. 2 and No. 3 dated December 2, 2024, Mitratel entered into Share Purchase Agreement with PT Pembangunan Perumahan Infrastruktur ("PPIN") and Yayasan Kesejahteraan Karyawan Pembangunan Perumahan ("YKPP") for the acquisition of 100% shares of UMT. This transaction represents a business combination of entities under common control, where the ultimate controlling shareholder of both Mitratel and UMT is the Government. As a result of this transaction, Mitratel obtained control of UMT.

The difference between the consideration transferred and the carrying amount of the investment acquired from this transaction has been recognized in Retained Earnings within the Consolidated Statements of Changes in Equity, with the following details:

Consideration paid	650
Book value of UMT’s equity at the acquisition date	(91)
Difference in value of restructuring transactions of entities under common control	559

iii.   TDI

Based on the Notarial Deed of Jimmy Tanal, S.H., M.Kn., No. 201 dated October 25, 2023, all shareholders approved the issuance of 4,825,932 new shares. Of this share issuance, TDE acquired 2,451,319 shares or amounting to Rp256 billion; ST Dynamo ID Pte. Ltd. acquired 2,077,787 shares or amounting to Rp217 billion; and PT Medco Power Indonesia acquired 296,826 shares or amounting to Rp31 billion. The additional capital contribution diluted TDE's ownership to 60.0%. The effect of this dilution was recognized as differences in non-controlling interests ownership acquisition transaction of the subsidiary amounting to Rp6 billion.

Based on Notarial Deed of Jimmy Tanal, S.H., M.Kn., No. 313 dated October 14, 2024, all shareholders of TDI approved the issuance of 8,050,000 new shares. Of this share issuance, TDE acquired 4,830,000 shares, amounting to Rp483 billion; Nxera ID Pte. Ltd. (formerly known as ST Dynamo ID Pte. Ltd.) acquired 2,817,500 shares or amounting to Rp282 billion; and PT Medco Power Indonesia acquired 402,500 shares or amounting to Rp40 billion. This additional capital contribution did not result in any change in TDE’s ownership.

iv.   NeutraDC Singapore

Based on Accounting and Corporate Regulatory Authority Singapore (“ACRA”) documents, TDE established NeutraDC Singapore which is domiciled in Singapore on December 7, 2023, by the issuance of 1 share with par value of SGD 1.

Based on ACRA, on February 28, 2024, TDE added capital contribution to NeutraDC Singapore Pte. Ltd. with 219,411,975 shares at a par value of US$219 million, amounting to Rp3,448 billion.

v.   TIF

Based on Notarial Deed of Aulia Taufani, S.H., No. 26 dated December 8, 2023, the Company and Metra established TIF by the issuance of 125 shares with total nominal value of Rp12,5 million.

Based on Notarial Deed of Aulia Taufani, S.H., No. 7 dated July 3, 2024, all shareholders approved the issuance of 19,240,001 new shares with nominal value per share of Rp100,000. Of this issuance, the Company acquired 19,240,000 shares or amounted to Rp1,924 billion and Metra acquired 1 share or amounted to Rp100,000.

vi.   Metra

Based on the Notarial Deed of Utiek Rochmuljati Abdurachman, S.H., M.L.I., M.Kn., No. 31 dated February 29, 2024, Metra divested 40% of its shares in BDI with a transaction value of Rp29 billion to PT Algolab Solution. Subsequently, based on Notarial Deed of Utiek Rochmuljati Abdurachman, S.H., M.L.I., M.Kn., No. 9 dated December 16, 2024, Metra divested the remaining 20% of its shares in BDI to PT Algolab Solution for a transaction value of Rp14 billion. As a result of these transactions, BDI is no longer as a subsidiary of Metra.

f.   Completion and authorization for the issuance of the consolidated financial statements

The Company’s management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with International Financial Reporting Standards, which have been completed and authorized for issuance by the Board of Directors of the Company on April 28, 2025.